Schedule I- Condensed Financial Information of Seanergy Maritime Holdings Corp. (Parent Company Only), Balance Sheets - 20F (Details) - USD ($) $ / shares in Units, $ in Thousands		Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents		$ 3,909	$ 3,304	$ 969	$ 2,873	$ 3,075	$ 4,298
Restricted cash		50	50		0
Other current assets		497	657		304
Total current assets		9,023	8,278		3,207
Non-current assets:
TOTAL ASSETS		203,608	209,352		3,268
Current liabilities:
Current portion of convertible promissory notes		822	103		0
Trade accounts and other payables		4,777	5,979		264
Accrued liabilities		1,581	2,296		223
Total current liabilities		13,830	9,250		592
Non-current liabilities:
Long-term portion of convertible promissory notes		0	31		0
Total liabilities		184,455	186,068		592
Commitments and contingencies
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued		0	0		0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively		2	2		0
Additional paid-in capital		350,720	337,121		307,559
Accumulated deficit		(331,569)	(313,839)		(304,883)
Total Stockholders' equity		19,153	23,284	$ 16,862	2,676	(90,696)	(101,618)
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY		$ 203,608	$ 209,352		$ 3,268
Preferred stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)		25,000,000	25,000,000		25,000,000
Preferred stock, shares issued (in shares)		0	0		0
Common stock, par value (in dollars per share)		$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)		500,000,000	500,000,000		500,000,000
Common stock, shares issued (in shares)		20,694,410	19,522,413		3,977,854
Common stock, shares outstanding (in shares)		20,694,410	19,522,413		3,977,854
Parent Company [Member]
Current assets:
Cash and cash equivalents			$ 2,078		$ 2,578	$ 2,767	$ 375
Restricted cash			50		0
Other current assets			24		42
Total current assets			2,152		2,620
Non-current assets:
Investments in subsidiaries	[1]		21,613		271
Total non-current assets			21,613		271
TOTAL ASSETS			23,765		2,891
Current liabilities:
Current portion of convertible promissory notes			103		0
Trade accounts and other payables			171		100
Accrued liabilities			176		115
Total current liabilities			450		215
Non-current liabilities:
Long-term portion of convertible promissory notes			31		0
Total liabilities			481		215
Commitments and contingencies			0		0
STOCKHOLDERS EQUITY
Preferred stock, $0.0001 par value; 25,000,000 shares authorized; none issued			0		0
Common stock, $0.0001 par value; 500,000,000 authorized shares as at December 31, 2015 and 2014; 19,522,413 and 3,977,854 shares issued and outstanding as at December 31, 2015 and 2014, respectively			2		0
Additional paid-in capital			337,121		307,559
Accumulated deficit			(313,839)		(304,883)
Total Stockholders' equity			23,284		2,676
TOTAL LIABILITIES AND STOCKHOLDERS EQUITY			$ 23,765		$ 2,891
Preferred stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)			25,000,000		25,000,000
Preferred stock, shares issued (in shares)			0		0
Common stock, par value (in dollars per share)			$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)			500,000,000		500,000,000
Common stock, shares issued (in shares)			19,522,413		3,977,854
Common stock, shares outstanding (in shares)			19,522,413		3,977,854

[1]	Eliminated in consolidation